                                                                         [INCOME
                                                                          GROWTH
                                                                           TRUST
                                                                           LOGO]



                   [pictures of people working and playing]

        From Our Family to Yours: The Intelligent Creation of Wealth.











                              Semiannual Report
                    (Unaudited) and Investment Performance
                    Review for the Six-month Period Ended
                                March 31, 1997


                               [HERITAGE LOGO]
                              -----------------
                                INCOME-GROWTH
                                  TRUST(TM)
                              -----------------

                                                                     May 1, 1997

Dear Fellow Shareholders:

     I am pleased to provide you with the semiannual report for Heritage Income-Growth Trust (the "Fund") for the six-month period ended March 31, 1997. During this period your Fund continued to participate in the gains of a generally bullish stock market while providing reduced volatility relative to the overall market. For the semiannual period, your Fund's A shares and C shares registered gains of 8.05% and 7.65%, respectively.* During the recent very volatile period for the stock market, your Fund has performed in line with our expectations by participating in most of the gains on up days and falling less than the market averages on down days. In short, the Fund has provided a smoother ride for shareholders.

     In the letter that follows, Lou Kirschbaum and David Blount, the portfolio managers for your Fund, expand on the Fund's recent performance and share their thoughts on the outlook for your Fund's portfolio. I hope you find their comments instructive in understanding how your Fund's investment portfolio is managed.

     Since our last report, we have modified many of our shareholder documents, such as our recent prospectus updates, in an effort to make them easier to understand. We hope you find these changes to be positive. Please let us know what you think by calling us at 800-709-3863.

     On behalf of all of us at Heritage, thank you for your investments with us. We look forward to helping to serve your investment needs for years to come.

                                          Sincerely,

                                          /s/ STEPHEN G. HILL
                                          Stephen G. Hill
                                          President

---------------

* These returns are calculated without the imposition of front- or back-end sales charges.

                                                                     May 1, 1997

Dear Fellow Shareholders:

     One of our principal missions in managing the Heritage Income-Growth Trust (the "Fund") is to provide less volatility through difficult markets. To this end, we maintain a defensive posture as a rule, not merely when the market turns choppy. The past six months have provided a test of our defensive tactics, and we are pleased to note that they have been quite effective. The Fund's best performance (relative to the general market) has consistently occurred on days when the market has declined.

     We use a variety of tools to achieve our goal of participating as fully as possible when the market is rising, while providing a measure of safety when it is not. Security positions held by the Fund are broadly diversified among dividend-paying stocks, convertible bonds and convertible preferred stocks, and real estate investment trusts (REITs). We also make selective use of covered call option writing in an effort to reduce the volatility of the Fund's day-to-day performance.

     Coming into the current year, we expressed the view that equity returns seemed likely to fall in a range of 5%-10% in 1997. The assumptions underlying this conclusion were that corporate earnings might be up about 7%-10% for the year and that the interest rate environment would be friendly to financial assets, in other words, that rates would finish the year not much higher than where they started.

     At this juncture, we see no reason to alter this forecast. Profits have been coming in at the high end of the range of expectations, and interest rates are up only modestly. If these conditions persist, stock market returns in the 5%-10% range would seem to be a reasonable result. If conditions should change, however, and stocks miss this mark, we would hope that your Fund will provide a cushion against a market decline.

Sincerely,

/s/ LOU KIRSCHBAUM                                              /s/ DAVID BLOUNT
Lou Kirschbaum                                                  David Blount
Senior Vice President                                           Vice President
Eagle Asset Management, Inc.                                    Eagle Asset Management, Inc.
Portfolio Manager, Income-Growth Trust                          Portfolio Manager, Income-Growth Trust

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   MARKET
     SHARES                                                                         VALUE
     ------                                                                      -----------
COMMON STOCKS--68.0%(A)
--------------------------------------------------------------------------------------------
    ADVERTISING/COMMUNICATIONS--1.6%
--------------------------------------------------------------------------------------------
          20,000   Omnicom Group, Inc..........................................  $   997,500
                                                                                 -----------
    AUTO/TRUCK MANUFACTURERS--0.8%
--------------------------------------------------------------------------------------------
          15,000   Ford Motor Company..........................................      470,625
                                                                                 -----------
    BANKING--6.1%
--------------------------------------------------------------------------------------------
           5,500   Bankers Trust New York Corporation..........................      451,000
          12,000   Chase Manhattan Corporation(c)..............................    1,123,500
           6,000   Jefferson-Pilot Corporation, ACES, 7.25%....................      592,500
           8,000   Mellon Bank Corporation(c)..................................      582,000
          10,000   NationsBank Corporation(c)..................................      553,750
           8,500   Norwest Corporation.........................................      393,125
                                                                                 -----------
                                                                                   3,695,875
                                                                                 -----------
    CONGLOMERATES/DIVERSIFIED--2.7%
--------------------------------------------------------------------------------------------
          13,000   Chemed Corporation..........................................      469,625
          20,000   Harsco Corporation..........................................      727,500
          14,000   Thermo Electron Corporation*................................      432,250
                                                                                 -----------
                                                                                   1,629,375
                                                                                 -----------
    DATA PROCESSING--2.1%
--------------------------------------------------------------------------------------------
          15,000   Automatic Data Processing, Inc..............................      628,125
          16,078   Electronic Data Systems Corporation(c)......................      649,149
                                                                                 -----------
                                                                                   1,277,274
                                                                                 -----------
    ELECTRONICS/ELECTRIC--2.4%
--------------------------------------------------------------------------------------------
          10,000   General Electric Company....................................      992,500
          10,000   Philips Electronics N.V., NY Shares, ADR....................      445,000
                                                                                 -----------
                                                                                   1,437,500
                                                                                 -----------
    FINANCE--3.5%
--------------------------------------------------------------------------------------------
          12,000   American Express Company....................................      718,500
          18,000   Associates First Capital Corporation(c).....................      774,000
          17,000   Federal National Mortgage Association(c)....................      614,125
                                                                                 -----------
                                                                                   2,106,625
                                                                                 -----------
    FOOD--1.3%
--------------------------------------------------------------------------------------------
          20,000   H.J. Heniz Company*.........................................      790,000
                                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                   MARKET
     SHARES                                                                         VALUE
     ------                                                                      -----------
    HEALTH CARE CENTERS--0.5%
--------------------------------------------------------------------------------------------
           8,000   Vencor, Inc.*...............................................  $   303,000
                                                                                 -----------
    HOTELS/MOTELS/INNS--0.9%
--------------------------------------------------------------------------------------------
          10,500   Marriott International, Inc.................................      522,375
                                                                                 -----------
    HOUSEHOLD PRODUCTS--1.3%
--------------------------------------------------------------------------------------------
           7,000   Procter & Gamble Company(c).................................      805,000
                                                                                 -----------
    INSURANCE--2.1%
--------------------------------------------------------------------------------------------
           7,000   Marsh & McLennan Companies, Inc.............................      792,750
          10,000   Travelers Group, Inc.(c)....................................      478,750
                                                                                 -----------
                                                                                   1,271,500
                                                                                 -----------
    LAND DEVELOPMENT/REAL ESTATE--1.1%
--------------------------------------------------------------------------------------------
          40,000   Security Capital US Realty(e)...............................      560,000
           4,411   The Rouse Company*..........................................      129,022
                                                                                 -----------
                                                                                     689,022
                                                                                 -----------
    LEISURE/AMUSEMENT--0.8%
--------------------------------------------------------------------------------------------
           6,500   Eastman Kodak Company(c)....................................      493,188
                                                                                 -----------
    MANUFACTURING/DISTRIBUTIONS--0.2%
--------------------------------------------------------------------------------------------
           2,011   Cooper Industries, Inc......................................       87,227
                                                                                 -----------
    OFFICE EQUIPMENT--1.4%
--------------------------------------------------------------------------------------------
          26,000   Wallace Computer Services, Inc..............................      861,250
                                                                                 -----------
    OIL & GAS--5.8%
--------------------------------------------------------------------------------------------
          15,000   Ashland, Inc................................................      603,750
           6,000   Exxon Corporation...........................................      646,500
           5,500   Mobil Corporation...........................................      718,438
           8,000   Schlumberger, Ltd.(c).......................................      858,000
           6,000   Texaco, Inc.*...............................................      657,000
                                                                                 -----------
                                                                                   3,483,688
                                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                   MARKET
     SHARES                                                                         VALUE
     ------                                                                      -----------
    PHARMACEUTICAL--8.5%
--------------------------------------------------------------------------------------------
           7,500   Abbott Laboratories.........................................  $   420,937
           8,500   Eli Lilly & Company(c)......................................      699,125
           8,000   Merck & Company, Inc.(c)....................................      674,000
           6,500   Pfizer, Inc.................................................      546,813
          25,000   Pharmacia & Upjohn, Inc.....................................      915,625
           6,000   Schering-Plough Corporation.................................      436,500
          10,000   SmithKline Beecham, PLC, ADR(c).............................      700,000
           9,000   Warner-Lambert Company......................................      778,500
                                                                                 -----------
                                                                                   5,171,500
                                                                                 -----------
    PUBLISHING--2.1%
--------------------------------------------------------------------------------------------
          15,000   McGraw-Hill Companies, Inc..................................      766,875
           9,000   Reuters Holdings PLC, ADR...................................      523,687
                                                                                 -----------
                                                                                   1,290,562
                                                                                 -----------
    REAL ESTATE INVESTMENT TRUST--14.3%
--------------------------------------------------------------------------------------------
          32,000   Alexander Haagen Properties, Inc............................      444,000
          12,000   Allied Capital Commercial Corporation.......................      289,500
          10,000   Bay Apartment Communities, Inc..............................      358,750
          25,000   Brandywine Realty Trust.....................................      506,250
          20,000   Cali Realty Corporation.....................................      640,000
          12,000   Health Care Property Investors, Inc.........................      397,500
          20,000   Highwoods Properties, Inc...................................      670,000
          11,500   Kilroy Realty Corporation*..................................      306,188
          29,512   LTC Properties, Inc.........................................      490,637
          10,000   Manufactured Home Communities, Inc..........................      218,750
          25,000   Meridian Industrial Trust, Inc..............................      578,125
          12,000   Patriot American Hospitality, Inc...........................      291,000
          20,000   Public Storage, Inc.........................................      580,000
          23,958   Security Capital Industrial Trust*..........................      500,122
          10,000   Sovran Self Storage, Inc....................................      307,500
          15,000   Spieker Properties, Inc.....................................      585,000
          15,000   Starwood Lodging Trust......................................      585,000
          10,000   Storage USA, Inc............................................      368,750
          18,200   Sun Communities, Inc........................................      582,400
                                                                                 -----------
                                                                                   8,699,472
                                                                                 -----------
    RETAIL STORES--0.8%
--------------------------------------------------------------------------------------------
          25,000   Intimate Brands, Inc........................................      471,875
                                                                                 -----------
    TELECOMMUNICATIONS--1.4%
--------------------------------------------------------------------------------------------
          15,000   Frontier Corporation(c).....................................      268,125
          13,000   GTE Corporation.............................................      606,125
                                                                                 -----------
                                                                                     874,250
                                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                   MARKET
     SHARES                                                                         VALUE
     ------                                                                      -----------
    TOBACCO--1.3%
--------------------------------------------------------------------------------------------
           7,000   Philip Morris Companies, Inc.(c)............................  $   798,875
                                                                                 -----------
    UTILITIES-ELECTRIC--1.9%
--------------------------------------------------------------------------------------------
          13,000   FPL Group, Inc..............................................      573,625
          15,000   NIPSCO Industries, Inc......................................      588,750
                                                                                 -----------
                                                                                   1,162,375
                                                                                 -----------
    UTILITIES-GAS--2.5%
--------------------------------------------------------------------------------------------
          25,000   UGI Corporation.............................................      593,750
          17,000   Wicor, Inc..................................................      578,000
           7,500   Williams Companies, Inc.....................................      333,750
                                                                                 -----------
                                                                                   1,505,500
                                                                                 -----------
    UTILITIES-WATER--0.6%
--------------------------------------------------------------------------------------------
          16,000   American Water Works Company, Inc...........................      336,000
                                                                                 -----------
                   Total common stocks (cost $33,160,257)......................   41,231,433
                                                                                 -----------
CONVERTIBLE PREFERRED STOCKS--15.1%(A)
--------------------------------------------------------------------------------------------
    BROADCASTING--0.8%
--------------------------------------------------------------------------------------------
          60,000   Triathlon Broadcasting Company, Series "A", 9.0%............      495,000
                                                                                 -----------
    FILMED ENTERTAINMENT--0.9%
--------------------------------------------------------------------------------------------
          15,000   AMC Entertainment, Inc., Series "B", $1.75..................      510,000
                                                                                 -----------
    FINANCE--0.4%
--------------------------------------------------------------------------------------------
           5,000   MCN Financing III, 8.0%.....................................      245,625
                                                                                 -----------
    FOOD SERVING--0.8%
--------------------------------------------------------------------------------------------
          10,000   Wendy's Financing, Series "A", 5.0%.........................      506,250
                                                                                 -----------
    GLASS/PRODUCTS--1.2%
--------------------------------------------------------------------------------------------
          10,000   Corning Delaware, L.P., Series "M", 6.0%, MIPS..............      708,750
                                                                                 -----------
    LAND DEVELOPMENT/REAL ESTATE--0.8%
--------------------------------------------------------------------------------------------
          10,000   The Rouse Company, Series "B", $3.00*.......................      490,000
                                                                                 -----------
    MANUFACTURING/DISTRIBUTIONS--1.4%
--------------------------------------------------------------------------------------------
          45,000   Cooper Industries, Inc., 6.0%...............................      821,250
                                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                   MARKET
     SHARES                                                                         VALUE
     ------                                                                      -----------
    MINING/DIVERSIFIED--0.9%
--------------------------------------------------------------------------------------------
          20,000   Freeport-McMoran Copper & Gold Mine, Inc., Series "A",
                   7.0%........................................................  $   565,000
                                                                                 -----------
    OIL & GAS--0.9%
--------------------------------------------------------------------------------------------
          10,000   Unocal Capital Trust, 6.25%.................................      543,590
                                                                                 -----------
    PUBLISHING--0.6%
--------------------------------------------------------------------------------------------
           7,500   Golden Books Financial Trust, 8.75%.........................      373,613
                                                                                 -----------
    REAL ESTATE INVESTMENT TRUST--0.5%
--------------------------------------------------------------------------------------------
          10,000   Felcor Suite Hotels, Inc., Series "A", $1.95................      285,000
                                                                                 -----------
    RETAIL STORES--0.7%
--------------------------------------------------------------------------------------------
           8,000   Kmart Financing Corporation, 7.75%..........................      428,000
                                                                                 -----------
    SERVICES--1.9%
--------------------------------------------------------------------------------------------
          11,100   Service Corporation International Finance, Series "A",
                   $3.125......................................................    1,132,200
                                                                                 -----------
    TELECOMMUNICATIONS--1.1%
--------------------------------------------------------------------------------------------
          20,000   Sprint Corporation, 8.25%...................................      687,500
                                                                                 -----------
    UTILITIES-DIVERSIFIED--0.8%
--------------------------------------------------------------------------------------------
          10,000   Citizens Utilities Trust Company, 5.0%......................      506,250
                                                                                 -----------
    UTILITIES--GAS--1.4%
--------------------------------------------------------------------------------------------
           8,200   Williams Companies, Inc., $3.50.............................      857,728
                                                                                 -----------
                   Total convertible preferred stocks (cost $8,445,411)........    9,155,756
                                                                                 -----------

    PRINCIPAL                                                                      MATURITY     MARKET
      AMOUNT                                                                         DATE        VALUE
    ---------                                                                      --------   -----------
CONVERTIBLE BONDS--11.7%(A)
-------------------------------------------------------------------------------------------
    AIR TRANSPORT--1.2%
-------------------------------------------------------------------------------------------
          $500,000   Air Wisconsin Services, 7.75%...............................  06/15/10   $   498,750
           250,000   Reno Air, Inc., 9.0%........................................  09/30/02       254,788
                                                                                              -----------
                                                                                                  753,538
                                                                                              -----------
    AUTO PARTS/EQUIPMENT--0.9%
-------------------------------------------------------------------------------------------
           500,000   Magna International, Inc., 5.0%.............................  10/15/02       536,695
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY     MARKET
      AMOUNT                                                                         DATE        VALUE
    ---------                                                                      --------   -----------
    BANKING--1.0%
-------------------------------------------------------------------------------------------
          $500,000   BankAtlantic Bancorp, Inc., 6.75%...........................  07/01/06   $   613,750
                                                                                              -----------
    CONGLOMERATES/DIVERSIFIED--1.3%
-------------------------------------------------------------------------------------------
           750,000   Thermo Electron Corporation, 4.25%..........................  01/01/03       774,720
                                                                                              -----------
    FOOD SERVING--0.7%
-------------------------------------------------------------------------------------------
         1,000,000   Shoney's, Inc., Zero Coupon Bond............................  04/11/04       408,860
                                                                                              -----------
    HEALTH CARE CENTERS--0.6%
-------------------------------------------------------------------------------------------
           300,000   Tenet Healthcare Corporation, 6.0%..........................  12/01/05       344,796
                                                                                              -----------
    HOTELS/MOTELS/INNS--1.2%
-------------------------------------------------------------------------------------------
           750,000   Hilton Hotels Corporation, 5.0%.............................  05/15/06       751,845
                                                                                              -----------
    MANUFACTURING/DISTRIBUTIONS--0.4%
-------------------------------------------------------------------------------------------
           217,000   Cooper Industries, Inc., 7.05%..............................  01/01/15       228,062
                                                                                              -----------
    METALS--0.1%
-------------------------------------------------------------------------------------------
           250,000   Phoenix Shannon, PLC, 9.5%(d)...............................  11/01/00        50,000
                                                                                              -----------
    OFFICE EQUIPMENT--0.4%
-------------------------------------------------------------------------------------------
           300,000   U.S. Office Products Company, 5.5%..........................  11/01/00       249,000
                                                                                              -----------
    OIL & GAS--1.4%
-------------------------------------------------------------------------------------------
           750,000   Lomak Petroleum, Inc., 6.0%.................................  02/01/07       879,375
                                                                                              -----------
    PHARMACEUTICAL--0.4%
-------------------------------------------------------------------------------------------
           200,000   ICN Pharmaceuticals, Inc., 8.5%.............................  11/15/99       231,250
                                                                                              -----------
    RETAIL STORES--1.4%
---------------------------------------------------------------------------------
           600,000   Home Depot, Inc., 3.25%.....................................  10/01/01       595,764
           250,000   Pier 1 Imports, Inc., 5.75%.................................  10/01/03       289,110
                                                                                              -----------
                                                                                                  884,874
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY     MARKET
      AMOUNT                                                                         DATE        VALUE
    ---------                                                                      --------   -----------
    TELECOMMUNICATIONS--0.7%
---------------------------------------------------------------------------------
          $500,000   MIDCOM Communications, Inc., 8.25%..........................  08/15/03   $   432,500
                                                                                              -----------
                     Total convertible bonds (cost $7,192,047)...................               7,139,265
                                                                                              -----------
Total investment portfolio excluding repurchase agreement and covered call
options written (cost $48,797,715)...............................................              57,526,454
                                                                                              -----------
REPURCHASE AGREEMENT--6.1%(A)
---------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated March 31,
1997, @ 6.10%, to be repurchased at $3,705,628 on April 1, 1997, collateralized by $3,684,470 United States Treasury Bonds, 7.25%, due May 15, 2016, (market
value $3,785,030 including interest) (cost $3,705,000)...........................               3,705,000
                                                                                              -----------
TOTAL INVESTMENT PORTFOLIO (COST $52,502,715)(B), 100.9%(A)......................             $61,231,454
                                                                                              -----------

                                                                                            MARKET
    SHARES                                                                                   VALUE
    ------                                                                                -----------
COVERED CALL OPTIONS WRITTEN--(0.4%)(A)*
---------------------------------------------------------------------------------------
                 Associates First Capital Corporation
         4,000     June 1997 @ 45............................................                  (6,500)
         4,000     June 1997 @ 40............................................                 (17,500)
                 Chase Manhattan Corporation
         2,000     April 1997 @ 95...........................................                  (4,500)
         2,000     May 1997 @ 95.............................................                  (7,750)
         5,000     June 1997 @ 100...........................................                 (16,875)
                 Eastman Kodak Company
         3,000     July 1997 @ 85............................................                  (4,313)
         3,500     July 1997 @ 80............................................                 (10,500)
                 Electronic Data Systems Corporation
         5,000     June 1997 @ 42.5..........................................                  (9,062)
         5,000     June 1997 @ 40............................................                 (14,687)
                 Eli Lilly & Company
         2,500     April 1997 @ 80...........................................                 (10,938)
         2,500     April 1997 @ 75...........................................                 (20,000)
                 Federal National Mortgage Association
         5,000     September 1997 @ 40.......................................                  (9,375)
                 Frontier Corporation
         2,500     April 1997 @ 20...........................................                    (469)
                 Mellon Bank Corporation
         2,000     May 1997 @ 75.............................................                  (3,750)
         4,000     June 1997 @ 80............................................                  (5,250)
                 Merck & Company, Inc.
         3,000     July 1997 @ 95............................................                  (5,813)
                 NationsBank Corporation
         2,500     May 1997 @ 57.5...........................................                  (6,094)
         5,000     August 1997 @ 62.5........................................                 (12,188)
                 Philip Morris Companies, Inc.
         2,500     May 1997 @ 120............................................                  (9,063)
         2,500     June 1997 @ 140...........................................                  (2,188)
                 Procter & Gamble Company
         3,000     July 1997 @ 115...........................................                 (22,500)
                 Schlumberger, Ltd.
         5,000     May 1997 @ 115............................................                  (6,250)

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                            MARKET
    SHARES                                                                                   VALUE
    ------                                                                                -----------
                 SmithKline Beecham, PLC, ADR
         2,000     May 1997 @ 70.............................................             $    (7,500)
         2,000     May 1997 @ 65.............................................                 (14,500)
                 Travelers Group, Inc.
         3,500     April 1997 @ 50...........................................                  (8,530)
         2,500     May 1997 @ 47.5...........................................                  (7,030)
         3,500     June 1997 @ 55............................................                  (3,500)
                                                                                          -----------
TOTAL COVERED CALL OPTIONS WRITTEN (PREMIUMS RECEIVED $353,709)(B)...........                (246,625)
                                                                                          -----------
OTHER ASSETS AND LIABILITIES (0.5%)(A).......................................                (313,822)
                                                                                          -----------
NET ASSETS 100.0%............................................................             $60,671,007
                                                                                          ===========

---------------

   * Non-income producing security.
 (a) Percentages indicated are based on net assets.
 (b) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $8,835,823, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $9,871,714 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $1,035,891.
 (c) A portion of these shares were held by the custodian in connection with covered call options written.
 (d) Security is in default and is being valued using a method that the Board of Trustees believe reflects its fair market value.
 (e) Foreign security, denominated in US dollars.

ACES -- Adjustable Convertible Extendable Securities
ADR -- American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Assets
------------------------------------------------------------

Investments, at market value (identified cost $52,502,715)
  (Note 1)..................................................                $61,231,454
Cash........................................................                        912
Receivables:
  Fund shares sold..........................................                    274,339
  Dividends and interest....................................                    247,263
  Investments sold..........................................                     72,591
Deferred state registration expenses (Note 1)...............                     13,170
                                                                            -----------
        Total assets........................................                 61,839,729

Liabilities
------------------------------------------------------------
Payables (Note 4):
  Investments purchased.....................................  $  706,225
  Fund shares redeemed......................................      83,450
  Accrued management fee....................................      39,343
  Accrued distribution fee..................................      20,005
  Other accrued expenses....................................      73,074
Covered call options written, at market value (premiums
  received $353,709) (Notes 1 and 3)........................     246,625
                                                              ----------
        Total liabilities...................................                  1,168,722
                                                                            -----------
Net assets, at market value.................................                $60,671,007
                                                                            ===========

Net Assets
------------------------------------------------------------

Net assets consist of:
  Paid-in capital (Note 1)..................................                $50,037,439
  Undistributed net investment income (Note 1)..............                    348,966
  Accumulated net realized gain on investments and covered
    call options written (Note 1)...........................                  1,448,779
  Net unrealized appreciation on investments and covered
    call options written....................................                  8,835,823
                                                                            -----------
Net assets, at market value.................................                $60,671,007
                                                                            ===========

Class A Shares
------------------------------------------------------------

Net asset value and redemption price per share ($49,587,368
  divided by 3,524,812 shares of beneficial interest
  outstanding, no par value) (Notes 1 and 2)................                     $14.07
                                                                                  =====
Maximum offering price per share (100/95.25 of $14.07)......                     $14.77
                                                                                  =====

Class C Shares
------------------------------------------------------------

Net asset value, offering price and redemption price per
  share ($11,083,639 divided by 794,667 shares of beneficial
  interest outstanding, no par value) (Notes 1 and 2).......                     $13.95
                                                                                  =====

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                            STATEMENT OF OPERATIONS
                 FOR THE SIX MONTH PERIOD ENDED MARCH 31, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income
------------------------------------------------------------
Income:
  Dividends.................................................              $  768,691
  Interest..................................................                 410,427
                                                                          ----------
        Total income........................................               1,179,118
Expenses (Notes 1 and 4):
  Management fee............................................  $208,219
  Distribution fee (Class A Shares).........................    59,110
  Distribution fee (Class C Shares).........................    41,184
  Professional fees.........................................    28,671
  Custodian/Fund accounting fees............................    27,472
  Amortization of state registration expenses...............    14,848
  Shareholder servicing fees................................    13,228
  Reports to shareholders...................................     5,395
  Trustees' fees and expenses...............................     4,131
  Insurance.................................................     2,553
  Other.....................................................     4,643
                                                              --------
        Total expenses......................................                 409,454
                                                                          ----------
Net investment income.......................................                 769,664
                                                                          ----------
Realized and Unrealized Gain on Investments
------------------------------------------------------------
Net realized gain from investment transactions..............               2,346,317
Net realized loss from covered call options written (Note
  1)........................................................                (374,418)
Net increase in unrealized appreciation of investments
  during the period.........................................               1,036,119
Net increase in unrealized appreciation of covered call
  options written during the period.........................                 185,978
                                                                          ----------
        Net gain on investments.............................               3,193,996
                                                                          ----------
        Net increase in net assets resulting from
        operations..........................................              $3,963,660
                                                                          ==========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX MONTH
                                                                 PERIOD ENDED            FOR THE
                                                                MARCH 31, 1997          YEAR ENDED
                                                                 (UNAUDITED)        SEPTEMBER 30, 1996
                                                              ------------------    ------------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................     $   769,664           $ 1,036,265
  Net realized gain from investment transactions............       2,346,317             4,940,798
  Net realized gain (loss) from covered call options
    written.................................................        (374,418)              130,417
  Net increase in unrealized appreciation of investments and
    covered call options written during the period..........       1,222,097             1,700,001
                                                                 -----------           -----------
  Net increase in net assets resulting from operations......       3,963,660             7,807,481
Dividends and distributions to shareholders from:
  Net investment income, Class A Shares ($.20 and $.35 per
    share, respectively)....................................        (600,660)             (966,884)
  Net investment income, Class C Shares ($.16 and $.29 per
    share, respectively)....................................         (73,646)              (20,249)
  Net realized gains, Class A Shares ($1.49 and $.25 per
    share, respectively)....................................      (4,547,678)             (676,674)
  Net realized gains, Class C Shares ($1.49 and $.25 per
    share, respectively)....................................        (698,646)               (8,701)
Increase in net assets from Fund share transactions (Note
  2)........................................................      13,726,242             8,144,784
                                                                 -----------           -----------
Increase in net assets......................................      11,769,272            14,279,757
Net assets, beginning of period.............................      48,901,735            34,621,978
                                                                 -----------           -----------
Net assets, end of period (including undistributed net
  investment income of $348,966 and $253,608,
  respectively).............................................     $60,671,007           $48,901,735
                                                                 ===========           ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                          HERITAGE INCOME-GROWTH TRUST
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                    CLASS A SHARES                                   CLASS C SHARES
                             ------------------------------------------------------------   ---------------------------------
                              FOR THE SIX                                                    FOR THE SIX      FOR THE YEARS
                              MONTH PERIOD                                                   MONTH PERIOD         ENDED
                                 ENDED             FOR THE YEARS ENDED SEPTEMBER 30,            ENDED         SEPTEMBER 30,
                             MARCH 31, 1997   -------------------------------------------   MARCH 31, 1997   ----------------
                              (UNAUDITED)      1996      1995     1994     1993     1992     (UNAUDITED)      1996     1995+
                             --------------   -------   ------   ------   ------   ------   --------------   -------   ------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............     $ 14.67       $ 12.56   $11.33   $12.28   $10.81   $ 9.87      $ 14.57       $ 12.51   $11.21
                                -------       -------   ------   ------   ------   ------      -------       -------   ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net Investment Income....        0.21          0.36     0.27     0.30     0.39     0.28         0.15          0.26     0.18
  Net realized and
    unrealized gain (loss)
    on investments.........        0.88          2.35     1.79    (0.09)    1.44     1.02         0.88          2.34     1.28
                                -------       -------   ------   ------   ------   ------      -------       -------   ------
  Total from Investment
    Operations.............        1.09          2.71     2.06     0.21     1.83     1.30         1.03          2.60     1.46
                                -------       -------   ------   ------   ------   ------      -------       -------   ------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income......       (0.20)        (0.35)   (0.34)   (0.24)   (0.36)   (0.36)       (0.16)        (0.29)   (0.16)
  Distributions from net
    realized gain on
    investments............       (1.49)        (0.25)   (0.49)   (0.92)      --       --        (1.49)        (0.25)      --
                                -------       -------   ------   ------   ------   ------      -------       -------   ------
  Total Distributions......       (1.69)        (0.60)   (0.83)   (1.16)   (0.36)   (0.36)       (1.65)        (0.54)   (0.16)
                                -------       -------   ------   ------   ------   ------      -------       -------   ------
NET ASSET VALUE, END OF
  PERIOD...................     $ 14.07       $ 14.67   $12.56   $11.33   $12.28   $10.81      $ 13.95       $ 14.57   $12.51
                                =======       =======   ======   ======   ======   ======      =======       =======   ======
TOTAL RETURN (%)(D)........        8.05(c)      22.26    19.57     1.80    16.44    13.42         7.65(c)      21.37    13.18(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to
    average daily net
    assets(a)..............        1.37(b)       1.51     1.64     1.64     1.72     1.75         2.10(b)       2.13     2.40(b)
  Net investment income to
    average daily net
    assets.................        2.88(b)       2.66     4.63     2.62     2.67     2.77         2.16(b)       2.05     4.61(b)
  Portfolio turnover
    rate...................          30(c)         75       42       99      130       71           30(c)         75       42
  Average commission rate
    on portfolio
    transactions...........     $0.0597       $0.0595       --       --       --       --      $0.0597       $0.0595       --
Net assets, end of period
  ($ millions).............          50            43       34       33       34       27           11             6      0.2

---------------

  + For the period April 3, 1995 (commencement of Class C Shares) to August 31,
    1995.
(a) Excludes management fees waived by the Manager in the amount of less than $.01 per Class A Share, for the year ended September 30, 1992. The operating expense ratio including such items would have been 1.75% per Class A Share, for the year ended September 30, 1992. The year 1993 includes previously waived management fees paid to the Manager of less than $.01 per share.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Income-Growth Trust (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is long-term total return by seeking, with approximately equal emphasis, current income and capital appreciation. The Fund currently issues Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions within one year after purchase. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the last bid and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believe would reflect fair market value. Short term investments having a maturity of 60 days or less are valued at cost, which when combined with accrued interest included in interest receivable or discount earned, approximates market.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions of net investment income are made quarterly. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Option Accounting Principles: When the Fund writes a covered call option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a written option is the last offering price on the principal exchange on which such option is traded. The Fund receives a premium on the sale of an option, but gives up the opportunity to profit from any increase in stock value above the exercise price of the option. If an option that the Fund has written either expires on its stipulated expiration date, or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option that the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

        Capital Accounts: Distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary"), such accounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All original issue discounts are accreted for both tax and financial reporting purposes.

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At March 31, 1997, there was an unlimited number of shares of beneficial interest of no par value authorized.

      Transactions in Class A Shares of the Fund during the six-month period ended March 31, 1997 and for the year ended September 30, 1996 were as follows:

                                                                        FOR THE SIX MONTH
                                                                          PERIOD ENDED
                                                                         MARCH 31, 1997          FOR THE YEAR ENDED
                                                                           (UNAUDITED)           SEPTEMBER 30, 1996
                                                                     -----------------------   -----------------------
        CLASS A SHARES                                                SHARES       AMOUNT       SHARES       AMOUNT
        --------------                                               ---------   -----------   ---------   -----------
        Shares sold..............................................      473,775   $ 6,862,247     560,355   $ 7,805,081
        Shares issued on reinvestment of distributions...........      365,821     4,914,471     120,132     1,556,515
        Shares redeemed..........................................     (250,116)   (3,613,879)   (484,726)   (6,620,313)
                                                                     ---------   -----------   ---------   -----------
        Net increase.............................................      589,480   $ 8,162,839     195,761   $ 2,741,283
                                                                                 ===========               ===========
        Shares outstanding:
          Beginning of period....................................    2,935,332                 2,739,571
                                                                     ---------                 ---------
          End of period..........................................    3,524,812                 2,935,332
                                                                     =========                 =========

      Transactions in Class C Shares of the Fund during the six-month period ended March 31, 1997 and for the year ended September 30, 1996 were as follows:

                                                                          FOR THE SIX MONTH
                                                                             PERIOD ENDED
                                                                            MARCH 31, 1997        FOR THE YEAR ENDED
                                                                             (UNAUDITED)          SEPTEMBER 30, 1996
                                                                        ----------------------   --------------------
        CLASS C SHARES                                                   SHARES      AMOUNT      SHARES      AMOUNT
        --------------                                                  --------   -----------   -------   ----------
        Shares sold.................................................     453,617   $ 6,532,061   397,688   $5,605,737
        Shares issued on reinvestment of distributions..............      54,462       727,041     2,008       26,420
        Shares redeemed.............................................    (114,307)   (1,695,699)  (16,234)    (228,656)
                                                                        --------   -----------   -------   ----------
        Net increase................................................     393,772   $ 5,563,403   383,462   $5,403,501
                                                                                   ===========             ==========
        Shares outstanding:
          Beginning of period.......................................     400,895                  17,433
                                                                        --------                 -------
          End of period.............................................     794,667                 400,895
                                                                        ========                 =======

Note 3: PURCHASES AND SALES OF SECURITIES. For the six-month period ended March 31, 1997, purchases and sales of investment securities (excluding repurchase agreements) aggregated $26,684,056 and $14,745,033, respectively. Agency brokerage commissions for the same period aggregated $45,078 of which $13,759 was paid to Raymond James & Associates, Inc.

        Transactions in covered call options written on equity securities were as follows:

                                                                      NUMBER OF      PREMIUMS
                                                                      CONTRACTS      RECEIVED
                                                                      ---------      ---------
        Outstanding September 30, 1996..............................      840        $ 227,669
          Written...................................................    1,835          669,514
          Closed....................................................   (1,150)        (359,093)
          Exercised.................................................     (197)         (64,403)
          Expired...................................................     (505)        (119,978)
          Corporate Actions.........................................       67               --
                                                                       ------        ---------
        Outstanding March 31, 1997..................................      890        $ 353,709
                                                                       ======        =========

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets, and 0.60% of any excess over $100,000,000 of such net assets, computed daily and payable monthly. From October 1, 1995 to January 31, 1996, the Manager voluntarily agreed to waive its fee to the extent that Fund operating expenses exceed 1.65% and 2.40% on Class A Shares and Class C Shares, respectively, on an annual basis, of the Fund's average daily net assets attributable to each class of shares. From February 1, 1996 to February 2, 1997, the Manager has voluntarily agreed to waive its fee to the extent that Fund operating expenses exceed 1.60% and 2.35% on Class A Shares and Class C Shares, respectively, on an annual basis, of the Fund's average daily net assets attributable to each class of shares. Effective February 3, 1997, the Manager has voluntarily agreed to waive its fee and if necessary reimburse the Fund to the extent that Fund operating expenses exceed 1.50% for Class A

--------------------------------------------------------------------------------
                          HERITAGE INCOME-GROWTH TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        Shares and 2.25% for Class C Shares on an annual basis of the Fund's average daily net assets. Under these agreements, no fees were waived and no expenses were reimbursed for the period ended March 31, 1997.

        The Manager has entered into an agreement with Eagle Asset Management, Inc. (the "Subadviser") for the Subadviser to provide to the Fund investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expenses limitations.

        The Manager also is the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of March 31, 1997 was $6,900. In addition, the Manager performs Fund accounting services and charged $16,144 during the current period of which $7,800 was payable as of March 31, 1997.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $167,732 in front-end sales charges and $1,436 in contingent deferred sales charges for the six months ended March 31, 1997. The Distributor paid commissions to salespersons and from these fees incurred other distribution costs.

        Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee equal to .25% of the average daily net assets for Class A Shares. Under the Class C Distribution Plan the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets for Class C Shares. Such fees are accrued daily and payable monthly. During the period $59,110 and $41,184 were paid as distribution fees for Class A Shares and Class C Shares, respectively. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Fund also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that also are advised by the Manager of the Fund (collectively called the Heritage mutual funds). Each Trustee of the Heritage mutual funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage mutual funds attended. Trustees' fees and expenses are shared equally by each of the Heritage mutual funds.


Note 5: FEDERAL INCOME TAXES. For the year ended September 30, 1996, to reflect reclassifications arising from permanent book/tax differences primarily attributable to market discount, the Fund credited undistributed net investment income $11,354, and debited paid in capital $8,541 and accumulated net realized gain $2,813.

HERITAGE FAMILY OF FUNDS (TM)
From Our Family to Yours: The Intelligent Creation of Wealth.

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market


HERITAGE BOND FUNDS
Intermediate Government
High Yield

HERITAGE STOCK FUNDS
Income-Growth
Value Equity
Growth Equity
Capital Appreciation
Small Cap
International











This report is for the information of shareholders of Heritage Income-Growth Trust. It may also be used as sales literature when preceded or accompanied by a prospectus.

(C)1997 Heritage Asset Management, Inc.

4M 3/97 [RECYCLE LOGO] Printed on recycled paper



[HERITAGE LOGO]   Heritage Income-Growth Trust
                  P.O. Box 33022
                  St. Petersburg, FL 33733
----------------------------------------------------------------
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